Company Financial Information - Comprehensive income (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)
Disclosure of information about consolidated structured entities [line items]
Finance (expense)/income | $	$ (147)		$ 80		$ (235)
Profit (loss) before tax | $	(71)		256		(188)
Income tax credit/(charge) | $	21		(19)		(22)
(Loss)/profit for the year	(50)	€ (46)	237	€ 224	(210)	€ (177)
Parent
Disclosure of information about consolidated structured entities [line items]
Dividend income						46
Other external charges		(2)		(3)		(1)
Finance (expense)/income		(5)		1		1
Profit before exceptional items		(7)		(2)		46
Exceptional operating costs		1		(2)		(183)
Exceptional finance income/(costs)		55		210		(11)
Profit (loss) before tax		49		206		(148)
(Loss)/profit for the year	$ 53	€ 49	$ 218	€ 206	$ (176)	€ (148)